United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09603

AMERICAN BEACON SELECT FUNDS

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2014

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investments companies, registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULES OF INVESTMENTS.

American Beacon Money Market Select Fund

March 31, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
ASSET BACKED COMMERCIAL PAPER - 8.67%
Kells Funding LLC,
0.17%, Due 5/8/2014 A B	$25,000	$24,995
0.20%, Due 6/2/2014 A B	10,000	9,997
Old Line Funding LLC,
0.17%, Due 6/17/2014 A B	12,921	12,916
0.17%, Due 7/17/2014 A B	22,000	21,989

Total Asset Backed Commercial Paper (Cost $69,897)		69,897

FINANCIAL COMPANY COMMERCIAL PAPER - 55.36%
Australia & New Zealand Banking Group Ltd., 0.16%, Due 7/3/2014 A	20,000	19,992
Bank of Montreal, 0.17%, Due 6/5/2014	35,000	34,988
Bank of Nova Scotia,
0.17%, Due 6/4/2014	15,000	14,995
0.185%, Due 6/24/2014	10,000	9,996
0.20%, Due 7/7/2014	10,000	9,995
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.20%, Due 4/30/2014	10,000	9,998
0.175%, Due 5/12/2014	25,000	24,995
Canadian Imperial Bank of Commerce NY, 0.18%, Due 8/21/2014	20,000	20,000
Coca-Cola Bottling Co., Consolidated,
0.15%, Due 7/15/2014 A	12,500	12,495
0.18%, Due 9/17/2014 A	10,000	9,992
Commonwealth Bank of Australia, 0.17%, Due 6/30/2014 A	35,000	34,985
DNB Bank ASA,
0.17%, Due 4/1/2014 A	10,000	10,000
0.165%, Due 4/28/2014 A	15,000	14,998
0.165%, Due 5/7/2014 A	10,000	9,998
Erste Abwicklungsanstalt, 0.16%, Due 6/12/2014 A	15,000	14,995
Nestle Capital Corp., 0.16%, Due 9/8/2014 A	15,000	14,989
Nordea Bank AB,
0.195%, Due 4/9/2014 A	10,000	10,000
0.165%, Due 6/5/2014 A	10,000	9,997
0.205%, Due 7/9/2014 A	14,000	13,992
Skandinaviska Enskilda Banken AB,
0.20%, Due 5/19/2014 A	11,900	11,897
0.19%, Due 6/20/2014 A	13,000	12,995
Sumitomo Mitsui Banking Corp.,
0.155%, Due 4/11/2014 A	5,000	5,000
0.21%, Due 6/2/2014 A	30,000	29,989
Svenska Handelsbanken, Inc.,
0.175%, Due 5/23/2014 A	10,000	9,997
0.17%, Due 6/11/2014 A	10,000	9,997
0.17%, Due 6/12/2014 A	10,000	9,997
0.17%, Due 6/19/2014 A	5,000	4,998
Toronto Dominion Holdings (U.S.A.) Inc., 0.19%, Due 9/8/2014 A	15,000	14,987
Toyota Motor Credit Corp., 0.19%, Due 6/26/2014	15,000	14,993
Toyoto Motor Credit Corp., 0.19%, Due 8/18/2014	20,000	19,986

Total Financial Company Commercial Paper (Cost $446,236)		446,236

	Shares
INVESTMENT COMPANIES - 3.72% (Cost $29,974)
Blackrock Cash Fund, Prime Class	29,973,949	29,974

	Par Amount	Fair Value
	(000’s)	(000’s)
REPURCHASE AGREEMENTS - 32.26%
Barclays Capital, Inc., 0.24%, acquired 3/31/2014, Due 4/1/2014 at $36,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $39,600, 4.25% - 13.00%, 1/27/2015 - 10/13/2059)	$36,000	$36,000
BNP Paribas Securities Corp., 0.32%, acquired 3/31/2014, Due 4/1/2014 at $36,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $39,253, 1.95% - 14.50%, 7/15/2017 - 9/15/2043)	36,000	36,000
Credit Suisse Securities LLC, 0.19%, acquired 3/31/2014, Due 4/1/2014 at $39,000 (Held at JP Morgan Chase, Collateralized by Equity Securities valued at $40,954)B	39,000	39,000
JP Morgan Clearing Corp., 0.31%, acquired 3/31/2014, Due 5/1/2014 at $36,000 (Held at JP Morgan Chase, Collateralized by a Mortgage Loan Obligation valued at $37,808, 5.625%, 6/1/2015)C	36,000	36,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.19%, acquired 3/31/2014, Due 4/1/2014 at $39,000 (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $42,900)	39,000	39,000
RBC Capital Markets LLC, 0.18%, acquired 3/27/2014, Due 4/3/2014 at $39,000 (Held at Bank of New York Mellon, Collateralized by Municipal Obligations valued at $40,950, 0.00% - 11.00%, 5/1/2014 - 10/1/2051)B	39,000	39,000
Wells Fargo Securities LLC, 0.19%, acquired 3/31/2014, Due 4/1/2014 at $35,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $36,750, 0.00% - 12.75%, 6/15/2014 - 11/06/2069)B	35,000	35,000

Total Repurchase Agreements (Cost $260,000)		260,000

TOTAL INVESTMENTS - 100.01% (Cost $806,107)		806,107
LIABILITIES, NET OF OTHER ASSETS - (0.01%)		(65)

TOTAL NET ASSETS - 100.00%		$806,042

Percentages are stated as a percent of net assets.

All rates represent either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

A	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $356,187 or 44.19% of net assets. The Fund has no right to demand registration of these securities.
B	Limited Liability Company.
C	Illiquid.

American Beacon U.S. Government Money Market Select Fund

March 31, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS - 36.40%
Federal Farm Credit Bank,
0.33%, Due 5/19/2014 A	$15,000	$15,006
0.26%, Due 7/14/2014 A	5,700	5,702
0.39%, Due 11/28/2014 A	5,000	5,010
0.08%, Due 2/9/2015 A	10,000	9,998
Federal Home Loan Bank,
0.17%, Due 4/2/2014	5,000	5,000
0.16%, Due 4/9/2014	5,000	5,000
0.125%, Due 4/11/2014	10,000	10,000
0.15%, Due 4/23/2014	5,000	5,000
0.13%, Due 4/30/2014	5,000	5,000
0.14%, Due 5/22/2014	5,000	5,000
0.12%, Due 5/27/2014	5,000	5,000
0.14%, Due 5/30/2014	5,000	4,999
0.11%, Due 6/11/2014	5,000	5,000
0.14%, Due 6/18/2014	2,000	1,999
0.09%, Due 7/8/2014	5,000	4,999
0.12%, Due 8/12/2014	5,000	4,999
0.12%, Due 8/25/2014	5,000	4,999
0.17%, Due 9/5/2014	5,000	5,000
0.13%, Due 10/30/2014	5,000	4,999
0.14%, Due 11/21/2014	5,000	4,999
0.16%, Due 3/11/2015	5,000	4,999
0.16%, Due 3/12/2015	5,000	4,999
0.125%, Due 3/20/2015	5,000	4,998
Federal Home Loan Mortgage Corp.,
0.13%, Due 6/19/2014	3,100	3,099
0.11%, Due 7/1/2014	7,760	7,758
0.12%, Due 7/8/2014	5,000	4,998
0.14%, Due 10/21/2014	5,000	4,996
Federal National Mortgage Association, 0.375%, Due 3/16/2015	5,000	5,010

Total U.S. Government Agency Obligations (Cost $158,566)		158,566

U.S. TREASURY OBLIGATIONS - 1.10% (Cost $5,002)
1.25%, Due 4/15/2014	5,000	5,002

	Shares
INVESTMENT COMPANIES - 0.20% (Cost $1,000)
Morgan Stanley Government Portfolio, Institutional Class	1,000,000	1,000

	Par Amount
GOVERNMENT AGENCY REPURCHASE AGREEMENTS - 45.10%
Credit Agricole CIB, 0.07%, acquired 3/31/2014, Due 4/1/2014 at $75,000 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations valued at $78,750, 3.50% - 4.50%, 11/1/2025 - 3/1/2044)	$75,000	75,000
Deutsche Bank Securities, Inc., 0.12%, acquired 3/31/2014, Due 4/1/2014 at $50,000 (Held at Bank of New York Mellon, Collateralized by a U.S. Government Agency Obligation valued at $51,000, 0.625%, 9/30/2017)	50,000	50,000
Goldman Sachs & Co., 0.08%, acquired 3/31/2014, Due 4/1/2014 at $70,692, (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations valued at $72,105, 4.00% - 5.50%, 1/1/2034 – 1/1/2042)	70,692	70,692

Total Government Agency Repurchase Agreements (Cost $195,692)		195,692

	Par Amount	Fair Value
	(000’s)	(000’s)
OTHER REPURCHASE AGREEMENTS - 17.20%
Barclays Capital, Inc., 0.24%, acquired 3/31/2014, Due 4/1/2014 at $11,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $12,100, 4.75% - 11.50%, 6/15/2015 - 2/15/2067)	$11,000	$11,000
BNP Paribas Securities Corp., 0.32%, acquired 3/31/2014, Due 4/1/2014 at $15,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $15,752, 3.00% - 7.50%, 12/9/2015 - 10/16/2043)	15,000	15,000
Credit Suisse Securities LLC, 0.19%, acquired 3/31/2014, Due 4/1/2014 at $18,000 (Held at JP Morgan Chase, Collateralized by Equity Securities valued at $18,902)B	18,000	18,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.19%, acquired 3/31/2014, Due 4/1/2014 at $6,000 (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $6,600)	6,000	6,000
RBC Capital Markets Corp., 0.10%, acquired 3/31/2014, Due 4/1/2014 at $25,000 (Held at Bank of New York Mellon, Collateralized by a U.S. Government Agency Obligation valued at $25,500, 3.50%, 11/20/2042)	25,000	25,000

Total Other Repurchase Agreements (Cost $75,000)		75,000

TOTAL INVESTMENTS - 100.00% (Cost $435,260)		435,260
LIABILITIES, NET OF OTHER ASSETS - 0.00%		(4)

TOTAL NET ASSETS - 100.00%		$435,256

Percentages are stated as a percent of net assets.

All rates represent either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

A	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
B	Limited Liability Company.

AMERICAN BEACON SELECT FUNDS

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Security Valuation and Fair Value Measurements

Each Fund values its investments and computes the net asset value per share each day that the New York Stock Exchange is open for business. In accordance with Rule 2a-7 under the Act, money market securities are valued at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Trust’s Board of Trustees (the “Board”). In the event that a deviation of  1⁄2 of 1% or more exists between the $1.00 per share price of a Fund, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities include fixed-income securities that are valued using observable inputs as stated above.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfer between levels to be disclosed. The end of period timing recognition has been adopted for the transfer between levels of the Funds’ asset and liabilities. During the period ended March 31, 2014, there were no transfers between levels. At March 31, 2014, the investments were classified as described below (in thousands):

Money Market Fund	Level 1	Level 2	Level 3	Total
Asset-Backed Commercial Paper	$—	$69,897	$—	$69,897
Financial Company Commercial Paper	—	446,236	—	446,236
Investment Companies Money Market Funds	29,974	—	—	29,974
Repurchase Agreements	—	260,000	—	260,000

Total Investments in Securities	$29,974	$776,133	$—	$806,107

U.S. Government Money Market Fund	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$158,566	$—	$158,566
U.S. Treasury Obligations	—	5,002	—	5,002
Investment Companies Money Market Funds	1,000	—	—	1,000
Government Agency Repurchase Agreements	—	195,692	—	195,692
Other Repurchase Agreements	—	75,000	—	75,000

Total Investments in Securities	$1,000	$434,260	$—	$435,260

Securities and Other Investments

Repurchase Agreements

A repurchase agreement is a fixed income security in the form of an agreement between a Fund as purchaser and an approved counterparty as seller. The agreement is backed by collateral in the form of securities and/or cash transferred by the seller to the buyer to be held by an eligible third-party custodian. Under the agreement a Fund acquires securities from the seller and the seller simultaneously commits to repurchase the securities at an agreed upon price and date, normally within a week. The price for the seller to repurchase the securities is greater than a Fund’s purchase price, reflecting an agreed upon “interest rate” that is effective for the period of time the purchaser’s money is invested in the security. During the term of the repurchase agreement, a Fund monitors on a daily basis the market value of the collateral subject to the agreement and, if the market value of the securities falls below the seller’s repurchase amount provided under the repurchase agreement, the seller is required to transfer additional securities or cash collateral equal to the amount by which the market value of the securities falls below the repurchase amount. Repurchase agreements may exhibit the economic characteristics of loans by a Fund.

The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller’s bankruptcy or otherwise. In such event, a Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities. A Fund may incur various expenses in the connection with the exercise of its rights and may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying collateral, (b) possible reduction in levels of income and (c) lack of access to the collateral held through a third-party custodian and possible inability to enforce the Fund’s rights. The Board has established procedures pursuant to which the Manager monitors the creditworthiness of the counterparties with which the Fund enters into repurchase agreement transactions.

The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or registered broker-dealers who, in the opinion of the Manager, present a minimal risk of default during the term of the agreement. The underlying securities which serve as collateral for repurchase agreements may include fixed income and equity securities such as U.S. Government and agency securities, municipal obligations, corporate obligations, asset-backed securities, mortgage-backed securities, common and preferred stock, American Depository Receipts, exchange-traded funds and convertible securities. There is no percentage restriction on each Fund’s ability to enter into repurchase agreements with terms of seven days or less.

As of March 31, 2014, the following funds had investments in repurchase agreement with a gross value as disclosed in the Schedule of Investments and the Statement of Assets and Liabilities:

Fund	Total
Money Market Fund	$260,000
Government Fund	270,692

The value of the related collateral disclosed on the Schedules of Investments exceeded the value of the repurchase agreements at period end.

Restricted Securities

Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended March 31, 2014 are disclosed in the Notes to the Schedules of Investments.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Principal Risks

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit and counterparty risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Funds’ income. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Funds’ investments may be illiquid and the Funds may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

Offsetting Assets and Liabilities

The Funds are parties to a Master Repurchase Agreement (“Master Repo Agreements”) that governs transactions between the Funds and selected counterparties. The master Repo Agreements maintain provision for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements. The Funds have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, March 31, 2014 (in thousands).

Money Market Fund

Offsetting of Financial Assets and Derivative Assets as of March 31, 2014

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset	Net Amounts Of Liabilities
Repurchase Agreements	$260,000	$—	$260,000

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of March 31, 2014

	Net Amounts of Assets	Gross Amounts Not Offset
Counterparty		Financial Instruments[1]	Cash Collateral Received	Net Amount
Barclays Capital Inc.	$36,000	$(36,000)	$—	$—
BNP Paribas Securities Corp.	36,000	(36,000)	—	—
Credit Suisse Securities LLC	39,000	(39,000)	—	—
JPMorgan Clearing Corp.	36,000	(36,000)	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	39,000	(39,000)	—	—
RBC Capital Markets LLC	39,000	(39,000)	—	—
Wells Fargo Securities LLC	35,000	(35,000)	—	—

	$260,000	$(260,000)	$—	$—

U.S. Government Money Market Fund

Offsetting of Financial Assets and Derivative Assets as of March 31, 2014

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset	Net Amounts of Liabilities
Repurchase Agreements	$270,692	$—	$270,692

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of March 31, 2014

	Net Amounts of Assets	Gross Amounts Not Offset
Counterparty		Financial Instruments[2]	Cash Collateral Received	Net Amount
Barclays Capital Inc.	$11,000	$(11,000)	$—	$—
BNP Paribas Securities Corp.	15,000	(15,000)	—	—
Credit Agricole CIB	75,000	(75,000)	—	—
Credit Suisse Securities LLC	18,000	(18,000)	—	—
Deutsche Bank Securities, Inc.	50,000	(50,000)	—	—
Goldman Sachs & Co.	70,692	(70,692)	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,000	(6,000)	—	—
RBC Capital Markets Corp.	25,000	(25,000)	—	—

	$270,692	$(270,692)	$—	$—

[1]	Excess of collateral received from the individual counterparty is not shown for financial statement purposes. Collateral with a value of $278,215 has been received in connection with repurchase transactions.
[2]	Excess of collateral received from the individual counterparty is not shown for financial statement purposes. Collateral with a value of $280,709 has been received in connection with repurchase transactions.

Federal Income Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2013 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

As of March 31, 2014, the cost basis of investments for federal income tax purposes was the same as the book basis.

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses. Prior to RIC MOD, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. RIC MOD requires that post-enactment net capital losses be used before pre-enactment net capital losses.

For the period ended March 31, 2014 the Funds did not have capital loss carryforwards.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive office and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON SELECT FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: May 30, 2014

By:	/s/ Melinda G. Heika
Melinda G. Heika
Chief Financial Officer and Treasurer

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: May 30, 2014

By:	/s/ Melinda G. Heika
Melinda G. Heika
Chief Financial Officer and Treasurer

Date: May 30, 2014